Earnings (loss) per share (Details Narrative) - shares shares in Millions	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	10.5	15.4
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	36.2	39.0
Restricted Share Unit [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	2.8	4.6